Schedule of assets and liabilities held for sale and discontinued operations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 5,700
Property, plant and equipment	3,786	$ 3,742		$ 3,743	$ 2,575
Goodwill		17,697		18,269	25,794	$ 21,919
Intangible assets	42,900	24,478	$ 40,600	21,308	21,151
Trade and other payables	18,400
Provisions - current	1,848	1,778		1,104	2,802
Provisions - non-current	64	76		57	165
Total liabilities of disposal group classified as held for sale				1,497
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables				239
Property, plant and equipment				629
Goodwill				5,289
Intangible assets				2,056
Total assets of disposal group classified as held for sale				8,214
Trade and other payables				91
Provisions - current				1,126
Lease liabilities - current				157
Provisions - non-current				74
Lease liabilities - non-current				49
Total liabilities of disposal group classified as held for sale				$ 1,497